COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

(i) Operating leases

The Company is committed under operating leases for the lease of its premises and certain office equipment. Future minimum annual payments required over the next three years are as follows (in thousands):

Minimum Lease Payments
2013	$203
2014	153
2015	17

$373

During the year ended December 31, 2011, the Company entered into a lease agreement with the landlord for a 36-month term from September 1, 2011 to August 31, 2014, which included an element of free rent that will be amortized over the term of the lease. Expense of $85 thousand and $28 thousand was recorded in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2012 and 2011, respectively.

The Company entered into a lease agreement in Princeton, New Jersey regarding MethylGene US Inc. The lease term is 36 months which started May 1, 2012 and will end April 30, 2015.

Lease expense was $305 thousand and $190 thousand for the years ended December 31, 2012 and 2011, respectively.

(ii) Research and development contracts

The Company is committed to several ongoing clinical development supplier contracts. Future commitments relating to these contracts at December 31, 2012 amounted to approximately $392 thousand which is expected to be paid in 2013.

(iii) Other guarantees

The Company regularly enters into agreements with third parties that include indemnification provisions that are customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of third-party intellectual property claims or damages arising from the use of the intellectual property. In some cases, the maximum potential amount of future payments that could be required under these indemnification provisions is unlimited. These indemnification provisions generally survive termination of the underlying agreement. The nature of the intellectual property indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. The Company has granted indemnifications to corporate partners, contract research organizations, contract manufacturers and clinical trial sites and others.

Historically, the Company has not made any indemnification payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements with respect to these indemnification obligations.